SEGMENT INFORMATION - Reconciliation of Segment Operating Profit (Loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	$ 7,552	$ (5,333)	$ 6,872
Consolidated Operating Profit Loss	7,552	(5,333)	6,872
Other operating income	1,027	587	814
Other operating expenses	(512)	(227)	(129)
Operating profit/(loss)	8,067	(4,973)	7,557
Finance costs	(1,650)	(1,251)	(744)
Finance income	120	123	320
Share of loss of associates	(1)	(1)	(1)
Exchange gain/(loss)	143	(4,425)	(579)
Other income	889	671	1,173
Other expense	(3)	(1)	(1)
Profit/(loss) before tax	7,565	(9,857)	7,725
Segment operating profit/(loss)
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	10,645	(2,324)	9,845
Finance income	119	122	319
Corporate expenses and others
Disclosure Of Operating Segments [Line Items]
Segment operating profit/(loss)	(3,093)	(3,009)	(2,973)
Corporate expenses and others	(3,093)	(3,009)	(2,973)
Finance income	1	1	1
Segment reconciling items
Disclosure Of Operating Segments [Line Items]
Other operating income	1,027	587	814
Other operating expenses	(512)	(227)	(129)
Finance costs	(1,650)	(1,251)	(744)
Finance income	120	123	320
Share of loss of associates	(1)	(1)	(1)
Exchange gain/(loss)	143	(4,425)	(579)
Other income	889	671	1,173
Other expense	$ (3)	$ (1)	$ (1)